CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES
Impairment of royalty interests	$ 0	$ 14,241